Net Income (Loss) Attributable to Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minority Interest [Line Items]
Net income (loss) attributable to noncontrolling interests	$ (261)	$ 309	$ 606
Minera Yanacocha [Member]
Minority Interest [Line Items]
Net income (loss) attributable to noncontrolling interests	68	305	326
Net Income Attributable to Noncontrolling Interests (Textuals) [Abstract]
Ownership/Economic interest in subsidiaries	51.35%
Batu Hijau [Member]
Minority Interest [Line Items]
Net income (loss) attributable to noncontrolling interests	(320)	(2)	287
Net Income Attributable to Noncontrolling Interests (Textuals) [Abstract]
Ownership/Economic interest in subsidiaries	48.50%
TMAC [Member]
Minority Interest [Line Items]
Net income (loss) attributable to noncontrolling interests	(18)	0	0
Net Income Attributable to Noncontrolling Interests (Textuals) [Abstract]
Ownership/Economic interest in subsidiaries	70.40%
Other Noncontrolling Interest [Member]
Minority Interest [Line Items]
Net income (loss) attributable to noncontrolling interests	$ 9	$ 6	$ (7)
Compania de Minas Buenaventura SAA [Member]
Net Income Attributable to Noncontrolling Interests (Textuals) [Abstract]
Noncontrolling interest, ownership percentage by noncontrolling owners	43.65%
International Finance Corporation [Member]
Net Income Attributable to Noncontrolling Interests (Textuals) [Abstract]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%